Commitments and Contingencies - Schedule of Future Fixed and Determinable Payments (Details) (fuboTV Inc. Pre-Merger) (10-K) - Fubo TV Pre-Merger [Member] $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 44,298
2021	15,900
Total minimum affiliate payments	$ 60,198